DISAGGREGATION OF REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE 17 —DISAGGREGATION OF REVENUE

Selected financial information of the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows: Product sales only represent sales to members, not third parties who are not members.

	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023
Membership Fee	$-	$-
Product Sales	-	-
Food and Beverage	345,523	226,907
Total	$345,523	$226,907

	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Membership Fee	$-	$12,583
Product Sales	-	184
Food and Beverage	966,515	609,900
Total	$966,515	$622,667

Note 16. Disaggregation of Revenue

Selected financial information of the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows: Product sales only represent sales to members, not third parties who are not members.

	Year ended December 31, 2023	Year ended December 31, 2022
Membership Fee	$12,293	$751,452
Product Sales	465	2,198
Food and Beverage	817,761	449,240
Total	$830,519	$1,202,890